INTANGIBLE ASSETS - Schedule of Intangible Assets by Geography (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 14,242	$ 6,073	$ 5,170
United States
Disclosure of detailed information about intangible assets [line items]
Intangible assets	73	340
Canada
Disclosure of detailed information about intangible assets [line items]
Intangible assets	364	230
Australia
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,078	1,945
Europe
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,594	1,273
India
Disclosure of detailed information about intangible assets [line items]
Intangible assets	130	130
Chile
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,100	1,054
Peru
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,144	1,050
Brazil
Disclosure of detailed information about intangible assets [line items]
Intangible assets	7,537	28
Other
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 222	$ 23